Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305
Loss attributable to Atlantica	$ (6,829)	$ (28,171)
Average number of ordinary shares outstanding - basic (in shares)	110,594,000	101,602,000
Average number of ordinary shares outstanding - diluted (in shares)	113,941,000	101,602,000
Earnings per share for the period - basic (in dollars per share)	$ (0.06)	$ (0.28)
Earnings per share for the period - diluted (in dollars per share)	$ (0.06)	$ (0.28)